EQUITY - Narrative (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended	6 Months Ended
	May 23, 2024	May 25, 2023	Nov. 30, 2023	Jun. 28, 2024	Feb. 23, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)				460,371,583			458,846,191
Number of shares issued and fully paid (in shares)				460,371,583			458,846,191
Dividend rate (in euros per share)	€ 0.74	€ 0.67
Non-controlling interest as part of Acquisition				€ 2
Non-controlling interest				€ 483	€ 468	€ 0
Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc | COCA COLA BEVERAGES PHILIPPINES | Joint ventures
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture			100.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				1,170,765